Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for earnings per common share calculation:
Income from continuing operations attributable to common stockholders	[1]									$ 5,202	$ 4,626	$ 4,600
Denominator for earnings per share calculation:
Weighted average shares, basic (in shares)										1,118	1,161	1,217
Effect of dilutive securities (in shares)										8	8	9
Weighted average shares, diluted (in shares)										1,126	1,169	1,226
Earnings per share from continuing operations:
Earnings per share, basic (in dollars per share)		$ 1.35	$ 1.10	$ 1.13	$ 1.08	$ 1.15	$ 0.82	$ 1.07	$ 0.96	$ 4.65	$ 3.98	$ 3.78
Earnings per share, diluted (in dollars per share)		$ 1.34	$ 1.10	$ 1.12	$ 1.07	$ 1.14	$ 0.81	$ 1.06	$ 0.95	$ 4.62	$ 3.96	$ 3.75
Distributed and undistributed earnings (loss), diluted										$ 27	$ 19

[1]	Comprised of income from continuing operations less amounts allocable to participating securities of $27 million and $19 million for the years ended December 31, 2015 and 2014, respectively.